Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Company's Revenue Geographic Area - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 869,935	$ 1,073,351	$ 568,620
China [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues	824,098	696,668	176,262
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Disaggregate the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 45,837	$ 376,683	$ 392,358